AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Principal Amount	Value
Municipal Bonds - 100.6%
Alabama - 1.4%
Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$8,539,787
County of Jefferson Sewer Revenue 5.250%, 10/01/49	5,810,000	6,234,369

Total Alabama		14,774,156
California - 5.6%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/31	900,000	934,612
City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	5,515,000	6,065,150
San Francisco City & County Airport Commission, San Francisco International Airport, Series A,
5.000%, 05/01/32	3,000,000	3,323,740
5.000%, 05/01/34	5,010,000	5,379,401
5.000%, 05/01/35	5,800,000	6,215,183

State of California,
5.000%, 09/01/29	4,075,000	4,287,547
5.000%, 09/01/33	5,000,000	5,983,104
5.000%, 09/01/35	5,000,000	5,918,941
5.000%, 09/01/35	2,500,000	2,980,471
5.000%, 10/01/36	5,000,000	5,849,495

The Regents of the University of California, Series BV,
5.000%, 05/15/39	4,000,000	4,708,095
5.000%, 05/15/40	6,000,000	7,008,916

Total California		58,654,655
Colorado - 0.5%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,648,905
Connecticut - 3.9%
Connecticut State Health & Educational Facilities Authority,
5.000%, 07/01/31	6,205,000	6,790,533
5.000%, 07/01/33	2,750,000	3,008,974
5.000%, 07/01/34	3,100,000	3,385,541

State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series A 5.000%, 01/01/30	10,180,000	10,965,935
State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series B 5.000%, 10/01/35	7,500,000	8,126,518
State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	8,612,090

Total Connecticut		40,889,591
District of Columbia - 2.9%
District of Columbia, Series A 5.000%, 06/01/30	6,020,000	6,263,108
	Principal Amount	Value

District of Columbia, Series B 5.000%, 06/01/31	$5,080,000	$5,538,676
District of Columbia, Series C,
5.000%, 12/01/33	5,000,000	5,934,006
5.000%, 12/01/34	6,000,000	7,108,560

Washington DC Convention & Sports Authority, Series A 5.000%, 10/01/27	4,845,000	5,169,912

Total District of Columbia		30,014,262
Florida - 3.4%
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,198,035
Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,528,569
Florida's Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	7,353,526
Lee Memorial Health System, Series A1 5.000%, 04/01/34	5,645,000	6,085,565
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	4,711,796

Total Florida		34,877,491
Illinois - 8.2%
Chicago O'Hare International Airport, Senior Lien, Series A,
5.000%, 01/01/35	5,010,000	5,556,395
5.000%, 01/01/36	10,050,000	10,682,810
5.000%, 01/01/38	5,500,000	5,762,887

Illinois Finance Authority, Series A 4.000%, 08/15/37	5,910,000	6,026,714
Illinois State Finance Authority, Clean Water Initiative 5.000%, 07/01/27	11,000,000	11,339,310
Illinois State Toll Highway Authority, Senior Revenue, Series A,
5.000%, 01/01/30	10,110,000	11,087,987
5.000%, 12/01/31	9,735,000	10,018,062
5.000%, 01/01/36	3,000,000	3,551,974

State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,560,027
State of Illinois, Series B 5.000%, 05/01/34	10,000,000	11,266,792

Total Illinois		84,852,958
Indiana - 2.2%
Indiana Finance Authority, Series 1,
5.000%, 10/01/28	1,000,000	1,091,994
5.000%, 10/01/29	3,555,000	3,963,348

Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,723,983
Indiana Finance Authority, Series B 5.000%, 02/01/34	5,815,000	6,779,286

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Indiana - 2.2% (continued)

Indiana Finance Authority, Series C 5.000%, 06/01/29	$4,800,000	$5,336,548

Total Indiana		22,895,159
Iowa - 1.5%
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	16,023,374
Kentucky - 0.6%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc. 5.000%, 10/01/29	5,505,000	5,688,108
Louisiana - 1.7%
Louisiana Stadium & Exposition District, Series A,
5.000%, 07/01/40	2,750,000	3,073,525
5.000%, 07/01/42	11,500,000	12,694,062

State of Louisiana, Series A 5.000%, 09/01/30	2,000,000	2,172,285

Total Louisiana		17,939,872
Maryland - 5.4%
Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	7,185,863
State of Maryland, Department of Transportation,
5.000%, 10/01/28	12,365,000	12,962,354
5.000%, 09/01/29	12,205,000	13,076,912

State of Maryland, Series C 4.000%, 03/01/29	9,245,000	9,818,352
State of Maryland, Series D 4.000%, 08/01/29	6,500,000	6,934,550
State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	6,669,588

Total Maryland		56,647,619
Massachusetts - 2.3%
Commonwealth of Massachusetts, Series A,
5.000%, 03/01/32	11,355,000	13,329,682
5.000%, 03/01/35	4,710,000	5,664,527

Massachusetts Development Finance Agency 5.250%, 07/01/48	4,250,000	4,597,939

Total Massachusetts		23,592,148
Michigan - 1.0%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	6,000,000	6,256,890
Wayne County Airport Authority, Series A,
5.000%, 12/01/37	2,285,000	2,571,197
5.000%, 12/01/39	1,800,000	2,007,941

Total Michigan		10,836,028
	Principal Amount	Value
New Jersey - 6.0%
New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	$7,000,000	$7,906,076
New Jersey Economic Development Authority, Series SSS,
5.250%, 06/15/36[1]	3,000,000	3,567,214
5.250%, 06/15/37[1]	2,000,000	2,352,950

New Jersey State Turnpike Authority, Series D 5.000%, 01/01/28	6,000,000	6,223,390
New Jersey Transportation Trust Fund Authority, Series A,
5.250%, 06/15/41	2,700,000	3,055,604
5.250%, 06/15/42	2,500,000	2,809,799

New Jersey Transportation Trust Fund Authority, Series B,
5.000%, 06/15/30	6,255,000	6,995,815
5.000%, 06/15/31	7,615,000	8,645,482
5.000%, 06/15/32	5,750,000	6,521,774
5.000%, 06/15/33	6,000,000	6,797,994

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	3,100,840
South Jersey Transportation Authority,
5.000%, 11/01/39	1,150,000	1,241,274
5.000%, 11/01/41	2,565,000	2,746,242

Total New Jersey		61,964,454
New Mexico - 0.8%
New Mexico Finance Authority, Series A 5.000%, 06/15/30	7,500,000	8,500,901
New York - 19.5%
City of New York,
5.000%, 04/01/32[1]	7,705,000	8,909,227
5.000%, 08/01/34	5,000,000	5,885,516

City of New York, Series B-1 5.000%, 08/01/32	3,000,000	3,489,595
City of New York, Series C,
5.000%, 08/01/33	1,500,000	1,690,493
5.000%, 08/01/34	3,250,000	3,656,650

City of New York, Series L-5 5.000%, 04/01/33	6,500,000	7,405,949
Long Island Power Authority 5.000%, 09/01/35	5,030,000	5,478,263
Metropolitan Transportation Authority, Green Bond, Series B 5.000%, 11/15/27	14,225,000	15,163,197
Metropolitan Transportation Authority, Series F 5.000%, 11/15/28	4,760,000	4,881,703
New York City Municipal Water Finance Authority 5.000%, 06/15/36	4,000,000	4,878,318

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New York - 19.5% (continued)

New York City Transitional Finance Authority Building Aid Revenue, Series 1A, (State Aid Withholding) 5.000%, 07/15/32	$6,145,000	$7,134,230
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, (State Aid Withholding) 5.000%, 07/15/31	5,080,000	5,515,545
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1,
5.000%, 05/01/40	2,500,000	2,829,958
5.000%, 05/01/41	3,000,000	3,377,767

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 5.000%, 02/01/37	7,000,000	7,852,867
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1,
5.000%, 11/01/31	2,500,000	2,884,706
5.000%, 11/01/32	4,000,000	4,612,764
5.000%, 02/01/39	4,000,000	4,500,622

New York State Dormitory Authority,
4.000%, 05/01/39	2,000,000	1,994,885
5.000%, 03/15/40	5,250,000	5,975,428
5.000%, 03/15/41	9,340,000	10,535,693

New York State Dormitory Authority, Series 1 5.000%, 03/15/30	5,000,000	5,659,359
New York State Dormitory Authority, Series A,
5.000%, 03/15/31	7,670,000	8,374,837
5.000%, 03/15/32	3,000,000	3,432,929
5.000%, 03/15/33	3,200,000	3,717,810

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	8,581,268
New York State Urban Development Corp. 5.000%, 03/15/32	7,000,000	7,970,328
New York Transportation Development Corp.,
4.000%, 10/31/41	1,250,000	1,140,761
4.000%, 10/31/46	1,500,000	1,312,626
5.000%, 12/01/30	1,000,000	1,102,086
5.000%, 12/01/31	1,100,000	1,211,946
5.000%, 12/01/32	1,450,000	1,597,063
5.000%, 12/01/33	1,000,000	1,099,042
5.000%, 12/01/36	10,000,000	10,925,147
6.000%, 06/30/54	3,000,000	3,324,727

New York Transportation Development Corp. (AGM) 5.000%, 06/30/49	2,000,000	2,089,406
Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	6,545,000	7,171,606
Triborough Bridge & Tunnel Authority,
5.000%, 11/15/30	7,500,000	8,535,325
5.000%, 11/15/33	3,970,000	4,732,430

	Principal Amount	Value

Triborough Bridge & Tunnel Authority, Series C 5.000%, 11/15/35	$2,000,000	$2,373,258

Total New York		203,005,330
North Carolina - 3.1%
County of Union Enterprise System Revenue,
1.750%, 06/01/34	3,300,000	2,636,462
1.750%, 06/01/35	4,225,000	3,287,244
1.850%, 06/01/36	4,315,000	3,307,974
2.125%, 06/01/40	3,350,000	2,445,907

North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	10,000,000	10,650,543
North Carolina Turnpike Authority, (AGM) 5.000%, 01/01/58	9,000,000	9,579,921

Total North Carolina		31,908,051
Ohio - 1.1%
Ohio Housing Finance Agency, Series A, (GNMA/FNMA/FHLMC) 4.350%, 09/01/44	3,000,000	2,948,624
Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	5,292,516
Ohio Water Development Authority Water Pollution Control Loan Fund, Series B 5.000%, 06/01/35	2,500,000	2,962,160

Total Ohio		11,203,300
Pennsylvania - 3.1%
Allegheny County Airport Authority, Series A,
5.000%, 01/01/31	1,350,000	1,472,286
5.000%, 01/01/32	2,215,000	2,414,832

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,457,525
Hospitals & Higher Education Facilities Authority of Philadelphia, (AGM)
4.000%, 07/01/38	2,500,000	2,529,562
4.000%, 07/01/39	2,000,000	2,009,850

Pennsylvania Economic Development Financing Authority,
5.250%, 06/30/35	3,000,000	3,386,507
5.750%, 06/30/48	6,000,000	6,683,797

Pennsylvania Turnpike Commission, Series A 5.000%, 12/01/33	5,000,000	5,777,744

Total Pennsylvania		32,732,103
Rhode Island - 0.4%
Rhode Island Health and Educational Building Corp. 5.250%, 05/15/49	4,300,000	4,630,341
South Carolina - 1.2%
Richland County School District No 2, Series A, (South Carolina School District)
2.000%, 03/01/38	6,190,000	4,699,956
2.000%, 03/01/39	10,080,000	7,436,706

Total South Carolina		12,136,662

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Tennessee - 0.6%
City of Chattanooga Electric System Revenue 2.000%, 09/01/39	$8,925,000	$6,507,547
Texas - 12.4%
City of Corpus Christi Utility System, Junior Lien Revenue Improvement 5.000%, 07/15/29	3,125,000	3,375,095
City of Houston Airport System, Series A,
4.000%, 07/01/35	1,100,000	1,107,189
4.000%, 07/01/36	1,100,000	1,102,588
5.000%, 07/01/34	2,835,000	3,125,316

City of San Antonio Electric & Gas Systems, Series A,
5.000%, 02/01/31	10,715,000	12,170,153
5.000%, 02/01/34	5,460,000	6,395,452
5.000%, 02/01/35	3,000,000	3,515,090
5.000%, 02/01/37	3,010,000	3,335,566
5.000%, 02/01/38	2,985,000	3,281,031

County of Harris Toll Road First Lien, Series A 5.000%, 08/15/34	5,000,000	5,910,606
Dallas Area Rapid Transit, Senior Lien, (AMBAC) 5.250%, 12/01/28	8,865,000	9,855,192
Denton Independent School District, (PSF-GTD)
5.000%, 08/15/33	5,000,000	5,933,997
5.000%, 08/15/35	3,000,000	3,531,045

Lamar Consolidated Independent School District 5.000%, 02/15/34	7,965,000	9,304,871
Leander Independent School District, (PSF-GTD) 5.000%, 02/15/32	6,795,000	7,881,510
Lower Colorado River Authority 5.000%, 05/15/31	6,000,000	6,829,083
North Texas Municipal Water District Water System Revenue Refunding and Improvement 5.000%, 09/01/29	7,350,000	7,642,542
North Texas Tollway Authority, 2nd Tier, Series B,
5.000%, 01/01/31	2,000,000	2,055,575
5.000%, 01/01/32	3,010,000	3,159,996

North Texas Tollway Authority, Series A 5.250%, 01/01/38	4,500,000	5,144,436
Prosper Independent School District, Series A, (PSF-GTD)
1.750%, 02/15/34	3,565,000	2,918,502
1.750%, 02/15/35	5,155,000	4,135,815

State of Texas, Series A 5.000%, 10/01/29	5,000,000	5,125,506
Texas Private Activity Bond Surface Transportation Corp.,
5.500%, 06/30/41	1,000,000	1,073,511
5.500%, 06/30/42	1,000,000	1,072,698
5.500%, 06/30/43	1,000,000	1,071,481

	Principal Amount	Value

Texas Private Activity Bond Surface Transportation Corp., Series A,
4.000%, 12/31/37	$5,000,000	$5,000,696
4.000%, 12/31/38	3,735,000	3,700,762

Total Texas		128,755,304
Utah - 3.3%
Intermountain Power Agency,
5.000%, 07/01/33	3,500,000	4,091,962
5.000%, 07/01/34	3,500,000	4,087,698
5.000%, 07/01/35	3,250,000	3,769,296

Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	6,034,774
Salt Lake City Corp. Airport Revenue, Series A,
5.000%, 07/01/29	3,450,000	3,650,727
5.000%, 07/01/30	6,585,000	6,976,211

University of Utah/The, Series B 5.000%, 08/01/37	5,000,000	5,720,935

Total Utah		34,331,603
Virginia - 1.5%
Virginia College Building Authority 5.000%, 02/01/33	8,250,000	9,786,883
Virginia Small Business Financing Authority,
4.000%, 01/01/37	3,000,000	3,005,630
4.000%, 01/01/38	3,000,000	2,972,825

Total Virginia		15,765,338
Washington - 3.9%
Energy Northwest, Series A 5.000%, 07/01/35	8,000,000	9,414,211
Port of Seattle, Series C 5.000%, 08/01/31	5,000,000	5,503,538
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	7,597,659
State of Washington, Series B 5.000%, 08/01/31	4,680,000	4,868,026
State of Washington, Series R 5.000%, 07/01/31	9,975,000	10,095,354
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,481,427

Total Washington		40,960,215
West Virginia - 1.5%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/48	5,250,000	6,012,231
West Virginia Parkways Authority,
5.000%, 06/01/37	1,750,000	1,964,838
5.000%, 06/01/38	2,000,000	2,225,195
5.000%, 06/01/39	5,150,000	5,708,293

Total West Virginia		15,910,557

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Wisconsin - 1.6%
State of Wisconsin Transportation, Series 2 5.000%, 07/01/29	$10,405,000	$11,087,250
State of Wisconsin, Series 2 5.000%, 05/01/35	5,000,000	5,909,330

Total Wisconsin		16,996,580

Total Municipal Bonds (Cost $1,066,819,279)		1,047,642,612
Short-Term Investments - 0.7%
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $7,275,161 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $7,416,471)	7,271,000	7,271,000

Total Short-Term Investments (Cost $7,271,000)		7,271,000
Value

Total Investments - 101.3% (Cost $1,074,090,279)	$1,054,913,612
Other Assets, less Liabilities - (1.3)%	(13,939,013)
Net Assets - 100.0%	$1,040,974,599

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2024, amounted to $14,829,392, or 1.4% of net assets.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,047,642,612	—	$1,047,642,612
Short-Term Investments
Repurchase Agreements	—	7,271,000	—	7,271,000
Total Investments in Securities	—	$1,054,913,612	—	$1,054,913,612

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.